Financial Instruments (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Commitments [Line Items]
Cash and short-term investments	$ 64,262
Restricted cash	75	$ 2,279
Impact on income from 5% change in U.S. dollar against foreign currency	1,001
Impact on net loss from a 50 basis point change in interest rates	$ 307
Accounts receivable | Customer receivable | Credit concentration risk
Other Commitments [Line Items]
Percent of A/R	84.00%	85.00%
Accounts receivable | Government grants receivable | Credit concentration risk
Other Commitments [Line Items]
Percent of A/R	16.00%	15.00%
Minimum
Other Commitments [Line Items]
A/R period	30 days
Maximum
Other Commitments [Line Items]
A/R period	90 days